Investment and Return - Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents if different from statement of financial position [abstract]
Cash and cash equivalents per balance sheet	[1]	€ 5,548	€ 4,185
Less: bank overdrafts		(73)	(69)
Cash and cash equivalents per cash flow statement		€ 5,475	€ 4,116	€ 3,090	€ 3,169

[1]	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.